PROVISIONS (CURRENT AND NON-CURRENT)	12 Months Ended
Dec. 31, 2020
PROVISIONS (CURRENT AND NON-CURRENT) [Abstract]
PROVISIONS (CURRENT AND NON-CURRENT)
NOTE 19.  PROVISIONS (CURRENT AND NON-CURRENT)

The principles used to evaluate the amounts and types of provisions for liabilities and charges are described in Note 1.

Movements in provisions at December 31, 2020 were as follows:

(In millions)	December 31, 2019	Increase	Used Reversals	Unused Reversals	Other	December 31, 2020
Litigation	€6.7	€-	€-	€-	€(1.5)	€5.2
Restructuring Obligations	5.8	4.2	(0.3)	(1.0)	(0.3)	8.4
Provisions for claims	7.7	0.4	-	(0.4)	-	7.7
Other non-current provisions	7.0	0.1	(0.1)	(0.5)	(1.7)	4.8
Total non-current provisions	27.2	4.7	(0.4)	(1.9)	(3.5)	26.1
Contingencies related to contracts	37.3	13.2	(0.6)	(2.2)	(5.6)	42.1
Litigation	61.8	15.8	(1.6)	(1.4)	(14.9)	59.7
Restructuring obligations	2.3	28.8	(23.5)	(0.1)	1.8	9.3
Provisions for claims (1)	0.3	-	-	-	-	0.3
Other current provisions	11.3	5.4	(14.1)	(0.9)	7.5	9.2
Total current provisions	113.0	63.2	(39.8)	(4.6)	(11.2)	120.6
Total provisions	€140.2	€67.9	€(40.2)	€(6.5)	€(14.7)	€146.7

Movements in provisions as at December 31, 2019 were as follows:

(In millions)	As of December 31, 2018	Increase	Used Reversals	Unused Reversals	Other	As of December 31, 2019
Litigation	€4.9	€3.7	€(1.9)	€-	€-	€6.7
Restructuring obligations	-	1.8	(0.3)	(1.8)	6.1	5.8
Provisions for claims	5.6	2.2	-	-	(0.1)	7.7
Other non-current provisions	22.0	2.1	(4.6)	(0.1)	(12.4)	7.0
Total non-current provisions	32.5	9.8	(6.8)	(1.9)	(6.4)	27.2
Contingencies related to contracts	38.5	8.4	(4.6)	(5.5)	0.5	37.3
Tax	-	-	-	-	-	-
Litigation	302.7	0.1	(259.9)	-	18.8	61.8
Restructuring obligations	-	-	(2.2)	-	4.5	2.3
Provisions for claims (1)	13.3	5.0	(18.0)	-	-	0.3
Other current provisions	43.7	16.7	(11.2)	(13.5)	(24.4)	11.3
Total current provisions	398.2	30.2	(295.8)	(19.0)	(0.6)	113.0
Total provisions	€430.7	€40.0	€(302.6)	€(20.9)	€(7.0)	€140.2

Movements in provisions as at December 31, 2018 were as follows:

(In millions)	December 31, 2017	Increase	Used Reversals	Unused Reversals	Other	December 31, 2018
Litigation	€3.7	€1.0	€(0.9)	€-	€1.1	€4.9
Provisions for claims	8.2	-	-	(2.6)	-	5.6
Other non-current provisions	30.0	14.1	(22.6)	(9.2)	9.7	22.0
Total non-current provisions	41.9	15.1	(23.5)	(11.8)	10.8	32.5
Contingencies related to contracts (2)	79.0	15.6	(10.4)	(28.1)	(17.6)	38.5
Litigation(1)	23.0	224.7	(0.1)	-	55.1	302.7
Provisions for claims	16.3	-	(3.0)	-	-	13.3
Other current provisions	64.9	48.7	(34.0)	(20.3)	(15.6)	43.7
Total current provisions	183.2	289.0	(47.5)	(48.4)	21.9	398.2
Total provisions	€225.1	€304.1	€(71.0)	€(60.2)	€32.7	€430.7

(1)
A provision of €220.8 million was recorded in 2018 regarding the DOJ related to investigation of offshore platform projects awarded between 2003 and 2007, performed in Brazil by a joint venture company in which the Technip Energies Group was a minority participant, and also certain other projects performed by the members of the Technip Energies Group in Brazil between 2002 and 2013.

(2)	Provisions recognized on contingencies on contracts are related to claims on completed contracts post final acceptance.